Lease - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Lease, weighted average remaining lease term	2 years 6 months	2 years 6 months	3 years 4 months 24 days
Lease, weighted average discount rate	4.90%	4.90%	4.90%
Operating lease cost	¥ 15,244	$ 2,147	¥ 16,777	¥ 20,613
Cost of short-term lease contracts	5,379	$ 758	5,062	28,488
Operating or finance leases capitalized	¥ 0		¥ 0	¥ 0